UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21764

 NAME OF REGISTRANT:                     Wintergreen Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 Route 46 West
                                         Suite 204
                                         Mountain Lakes, NJ 07046

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Simon Collier
                                         Foreside Fund Services, LLC
                                         Three Canal Plaza   Suite
                                         100
                                         Portland, ME 04101

 REGISTRANT'S TELEPHONE NUMBER:          888-468-6473

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Wintergreen Fund
--------------------------------------------------------------------------------------------------------------------------
 ABG SUNDAL COLLIER ASA, OSLO                                                                Agenda Number:  701338255
--------------------------------------------------------------------------------------------------------------------------
        Security:  R00006107
    Meeting Type:  EGM
    Meeting Date:  16-Aug-2007
          Ticker:
            ISIN:  NO0003021909
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board and registration of attending shareholders

2.     Elect the Chairman of the meeting and one person          Mgmt          For                            For
       to co-sign the minutes

3.     Approve the notice of the meeting and agenda              Mgmt          For                            For

4.     Grant authority to purchase own shares                    Mgmt          For                            For

5.     Grant authority to issue new shares                       Mgmt          For                            For

6.     Approve the reduction of the Company's Share              Mgmt          For                            For
       Premium Fund




--------------------------------------------------------------------------------------------------------------------------
 ABG SUNDAL COLLIER ASA, OSLO                                                                Agenda Number:  701520771
--------------------------------------------------------------------------------------------------------------------------
        Security:  R00006107
    Meeting Type:  OGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  NO0003021909
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Opening of the meeting by the Chairman of the             Mgmt          For                            For
       Board and registration of attending shareholders

2.     Elect the Chairman of the meeting and at least            Mgmt          For                            For
       one person to co-sign the minutes with the
       Chairman

3.     Approve the notice of the meeting and agenda              Mgmt          For                            For

4.     Approve the annual financial statement, and               Mgmt          For                            For
       the annual report for 2007

5.     Approve the payment of dividend of NOK 1.70               Mgmt          For                            For
       per share

6.     Approve the Auditor's remuneration                        Mgmt          For                            For

7.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Board of Directors and the Nomination Committee

8.     Approve the declaration of principles for the             Mgmt          For                            For
       Company's Remuneration policy towards the Top
       Management

9.     Approve the change in the Company name                    Mgmt          For                            For

10.    Amend the Company's Bylaws                                Mgmt          For                            For

11.    Elect the Members to the Nomination Committee             Mgmt          For                            For

12.    Elect the Board Member[s]                                 Mgmt          For                            For

13.    Approve the reduction of the Company's share              Mgmt          For                            For
       premium fund

14.    Approve a power of attorney to purchase own               Mgmt          For                            For
       shares

15.    Approve a power of attorney to issue new shares           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC, LONDON                                                                  Agenda Number:  701486703
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764134
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2008
          Ticker:
            ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       and the Group and the reports of the Directors
       and Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of 86 US cents, payable          Mgmt          For                            For
       on 30 APR 2008 to those shareholders registered
       at the close of business on 14 MAR 2008

3.     Elect Sir C. K. Chow as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Chris Fay as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Sir Rob Margetts as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Rene Medori as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Karel Van Miertt as a Director               Mgmt          For                            For
       of the Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company for the ensuing year

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 as specified

11.    Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Sharesave Option Plan [the Sharesave
       Plan]; and authorize the Directors to make
       such modifications to the Sharesave Plan as
       they may consider necessary to obtain the relevant
       tax authorities or to take account of the requirements
       of the Financial Services Authority and best
       practice and to adopt the Sharesave Plan as
       so modified and do all such acts and things
       necessary to operate the Sharesave Plan

S.12   Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Discretionary Option Plan [the Discretionary
       Plan]; and authorize the Directors to make
       such modifications to the Discretionary Plan
       as they may consider necessary to obtain the
       relevant tax authorities or to take account
       of the requirements of the Financial Services
       Authority and best practice and to adopt the
       Discretionary Plan as so modified and do all
       such acts and things necessary to operate the
       Discretionary Plan

S.13   Approve, to resolve that the subscription for             Mgmt          For                            For
       new shares and the acquisition of treasury
       shares pursuant to the Trust Deed and Rules
       of the Anglo American Share Incentive Plan
       [the SIP]

S.14   Approve to renew the authority to allot relevant          Mgmt          For                            For
       securities conferred on the Directors by Article
       9.2 of the Company's Articles of Association,
       up to an aggregate nominal amount of USD 72.5
       million [131.95 million ordinary shares]; [Authority
       expires at the AGM of the Company in 2009]

S.15   Approve to renew the power, subject to the passing        Mgmt          For                            For
       of ordinary Resolution 14, to allot equity
       securities wholly for cash conferred on the
       Directors by Article 9.3 of the Company's Articles
       of Association, up to an aggregate nominal
       amount of USD 36 million [65.5 million ordinary
       shares]; [Authority expires at the AGM of the
       Company in 2009]

S.16   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of 198 million ordinary shares of
       54 86/91 US cents each in the capital of the
       Company, at a minimum price of 54 86/91 US
       cents in the each capital of the Company authorized
       to be acquired is 198 million and the maximum
       price which may be paid for anordinary shares
       of 54 86/91 US cents; up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days, on
       which such ordinary share is contracted to
       be purchased and the amount stipulated by Article
       5(1) of the buy back and stabilization regulations
       2003; [Authority expires at the conclusion
       of the AGM of the Company in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.17   Amend the Articles of Association as specified            Mgmt          For                            For
       with effect from the end of this meeting; and
       adopt, with effect from 0.01 a.m. on 01 OCT
       2008, or any later date on which Section 175
       of the Companies Act 2006 comes into effect,
       the new Articles A of the Company, pursuant
       this resolution be amended; i) for the purposes
       of Section 175 of the Companies Act 2006 so
       that the Directors be given power in the Articles
       of Association of the Company to authorize
       certain conflicts of interest described in
       that Section; and ii) by the deletion of Articles
       94, 95 and 96 in their entirely and by the
       insertion in their place of new Articles 94,
       94A, 95, 95A and 96 such amendments as specified
       and all necessary and consequential numbering
       amendments be made to the Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ARUZE CORP.                                                                                 Agenda Number:  701640066
--------------------------------------------------------------------------------------------------------------------------
        Security:  J0204H106
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3126130008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Establish Articles Related             Mgmt          For                            For
       to committee system , Allow Use of Electronic
       Systems for Public Notifications, Adopt an
       Executive Officer    System, Adopt Reduction
       of Liability System for  Executive Officers

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

3      Approve Appropriation of Profits                          Mgmt          For                            For

4      Authorize Use of Stock Option Plan                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASIATIC DEVELOPMENT BHD                                                                     Agenda Number:  701601646
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y03916106
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  MYL2291OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 31 DEC 2007 and the Directors'
       and the Auditors' reports thereon

2.     Approve to sanction the declaration of a final            Mgmt          For                            For
       dividend of 4.75 sen less 26% tax per ordinary
       share of 50 sen each for the FYE 31 DEC 2007

3.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       481,825 for the FYE 31 DEC 2007

4.     Re-elect Mr. Tan Sri Lim Kok Thay as a Director           Mgmt          For                            For
       of the Company pursuant to Article 99 of the
       Articles of the Association of the Company

5.     Re-elect Gen. (B) Tan Sri Mohd Zahidi bin Hj              Mgmt          For                            For
       Zainuddin as a Director pursuant to Article
       99 of the Articles of the Association of the
       Company

6.     Re-appoint Mr. Tan Sri Mohd Amin bin Osman as             Mgmt          For                            For
       a Director of the Company, to hold office until
       the conclusion of the next AGM, who retires
       in accordance with Section 129 of the Companies
       Act, 1965

7.     Re-appoint  Lt. Gen. (B) Dato' Haji Abdul Jamil           Mgmt          For                            For
       bin Haji Ahmad as a Director of the Company
       to hold office until the conclusion of the
       next AGM, who retires in accordance with Section
       129 of the Companies Act, 1965

8.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of the Company as specified
       and authorize the Directors of the Company
       to do all acts and things and take all such
       steps as they may consider necessary and/or
       desirable to give full effect to these amendments
       to the Articles of Association of the Company

9.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       always to the Companies Act, 1965, the Articles
       of Association of the Company and approval
       of any relevant Governmental and/or regulatory
       authorities, where such approval is required,
       pursuant to Section 132D of the Companies Act,
       1965, to issue and allot shares in the Company,
       at any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their discretion, deem fit provided that
       the aggregate number of shares to be issued
       pursuant to this resolution shall not exceed
       10% of the issued share capital of the Company
       for the time being and to take all such actions
       that may be necessary and/or desirable to give
       effect to this resolution and in connection
       therewith to enter into and execute on behalf
       of the Company any instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or amendment (if
       any) in connection therewith; and to obtain
       the approval from the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad; [Authority expires
       at the conclusion of the next AGM of the Company]

10.    Authorize the Company, subject to compliance              Mgmt          For                            For
       with all applicable laws, the Company's Articles
       of Association, and the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad [Bursa Securities] and/or
       any other relevant regulatory authority, to
       utilise up to the aggregate of the total retained
       earnings and share premium accounts of the
       Company based on its latest audited financial
       statements available up to the date of the
       transaction, to purchase, from time to time
       during the validity of the approval and authority
       under this resolution, such number of ordinary
       shares of 50 sen each in the Company [as may
       be determined by the Directors of the Company]
       on Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interests of the Company, provided that
       the aggregate number of shares to be purchased
       and/or held by the Company pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up ordinary share capital of
       the Company at the time of purchase, and provided
       further that in the event that the Company
       ceases to hold all or any part of such shares
       as a result of [among others] cancellations,
       resales and/or distributions of any of these
       shares so purchased, the Company shall be entitled
       to further purchase and/or hold such additional
       number of shares as shall [in aggregate with
       the shares then still held by the Company]
       not exceed 10% of the total issued and paid-up
       ordinary share capital of the Company at the
       time of purchase; based on the audited financial
       statements of the Company for the FYE 31 DEC
       2007, the Company's retained earnings and share
       premium accounts were approximately MYR 2,123.1
       million and MYR 37.9 million respectively;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM is
       required by law to be held]; authorize the
       Directors of the Company in their absolute
       discretion, to deal with any shares purchased
       and any existing treasury shares [the said
       Shares] in the following manner: (i) cancel
       the said shares; and/or (ii) retain the said
       shares as treasury shares; and/or (iii) distribute
       all or part of the said shares as dividends
       to shareholders, and/or resell all or part
       of the said shares on Bursa Securities in accordance
       with the relevant rules of Bursa Securities
       and/or cancel all or part of the said shares,
       or in any other manner as may be prescribed
       by all applicable laws and/or regulations and
       guidelines applied from time to time by Bursa
       Securities and/or any other relevant authority
       for the time being in force and that the authority
       to deal with the said shares shall continue
       to be valid until all the said shares have
       been dealt with by the Directors of the Company;
       and to take all such actions [including the
       appointment of up to 2 participating Organizations
       as defined in the Bursa Securities Listing
       Requirements and the opening and maintaining
       of Central Depository Accounts designated as
       Share Buy-Back Accounts] that may be necessary
       and/or desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority or Bursa Securities
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BERKSHIRE HATHAWAY INC.                                                                     Agenda Number:  932826463
--------------------------------------------------------------------------------------------------------------------------
        Security:  084670207
    Meeting Type:  Annual
    Meeting Date:  03-May-2008
          Ticker:  BRKB
            ISIN:  US0846702076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WARREN E. BUFFETT                                         Mgmt          For                            For
       CHARLES T. MUNGER                                         Mgmt          For                            For
       HOWARD G. BUFFETT                                         Mgmt          For                            For
       SUSAN L. DECKER                                           Mgmt          For                            For
       WILLIAM H. GATES III                                      Mgmt          For                            For
       DAVID S. GOTTESMAN                                        Mgmt          For                            For
       CHARLOTTE GUYMAN                                          Mgmt          For                            For
       DONALD R. KEOUGH                                          Mgmt          For                            For
       THOMAS S. MURPHY                                          Mgmt          For                            For
       RONALD L. OLSON                                           Mgmt          For                            For
       WALTER SCOTT, JR.                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD MED TERM  NTS CDS-                                                     Agenda Number:  701559152
--------------------------------------------------------------------------------------------------------------------------
        Security:  136385101
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ms. Catherine M. Best as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.2    Elect Mr. N. Murray Edwards as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.3    Elect Honourable Gary A. Filmon as a Director             Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.5    Elect Mr. John G. Langille as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.6    Elect Mr. Steve W. Laut as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.7    Elect Mr. Keith A.J. MacPhail as a Director               Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.8    Elect Mr. Allan P. Markin as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.9    Elect Mr. Norman F. McIntyre as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.10   Elect Mr. Frank J. McKenna as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.11   Elect Mr. James S. Palmer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.12   Elect Mr. Eldon R. Smith as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.13   Elect Mr. David A. Tuer as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, Calgary, Alberta as the Auditors
       of the Corporation for the ensuing year and
       authorize the Audit Committee of the Board
       of Directors of the Corporation to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHESAPEAKE ENERGY CORPORATION                                                               Agenda Number:  932891357
--------------------------------------------------------------------------------------------------------------------------
        Security:  165167107
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2008
          Ticker:  CHK
            ISIN:  US1651671075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       AUBREY K. MCCLENDON                                       Mgmt          For                            For
       DON NICKLES                                               Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE        Mgmt          For                            For
       PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31,
       2008.

04     TO CONSIDER A SHAREHOLDER PROPOSAL, IF PROPERLY           Shr           For                            Against
       PRESENTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ                                                    Agenda Number:  701463250
--------------------------------------------------------------------------------------------------------------------------
        Security:  P26663107
    Meeting Type:  AGM
    Meeting Date:  14-Mar-2008
          Ticker:
            ISIN:  BRCRUZACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Receive the Board of Directors annual report,             Mgmt          For                            For
       the financial statements and Independent Auditor's
       report relating to FYE 31 DEC 2007

2.     Approve the allocation of net profit from the             Mgmt          For                            For
       FY, including the remuneration to the shareholders
       in the form of a dividend, in the amount of
       BRL 1.234397 per share, the dividend will be
       adjusted according to the special settlement
       and custodial system overnight interest rate,
       or Selic, in the period from 31 DEC 2007 to
       14 MAR 2008, inclusive, and must be paid on
       26 MAR 2008

3.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors for FYE 2007

4.     Elect the Members of the Board of Directors               Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COCA-COLA FEMSA, S.A.B DE C.V.                                                              Agenda Number:  932834460
--------------------------------------------------------------------------------------------------------------------------
        Security:  191241108
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2008
          Ticker:  KOF
            ISIN:  US1912411089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD; PRESENTATION OF FINANCIAL            Mgmt          For
       STATEMENTS, REPORT OF CHIEF EXECUTIVE OFFICER
       AND OPINION OF BOARD AND REPORTS OF CHAIRMAN
       OF AUDIT AND CORPORATE PRACTICES COMMITTEES.

02     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For
       OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION
       XX OF THE INCOME TAX LAW.

03     APPLICATION OF THE RESULTS FOR THE 2007 FISCAL            Mgmt          For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS.

04     DETERMINE AS THE MAXIMUM AMOUNT OF RESOURCES              Mgmt          For
       TO BE USED FOR THE SHARE REPURCHASE PROGRAM,
       THE AMOUNT OF $400,000,000.00 MEXICAN PESOS,
       PURSUANT TO ARTICLE 56 OF THE SECURITIES MARKET
       LAW.

05     ELECTION OF PROPRIETARY AND ALTERNATE MEMBERS             Mgmt          For
       AND SECRETARIES OF BOARD OF DIRECTORS, IN ACCORDANCE
       WITH SECURITIES MARKET LAW.

06     PROPOSAL TO INTEGRATE: (I) FINANCE AND PLANNING,          Mgmt          For
       (II) AUDIT, AND (III) CORPORATE PRACTICES;
       APPOINTMENT OF THEIR RESPECTIVE CHAIRMAN, AND
       RESOLUTION WITH RESPECT TO THEIR REMUNERATION.

07     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

08     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For
       MINUTES.




--------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED-TOMOKA LAND CO.                                                                Agenda Number:  932826970
--------------------------------------------------------------------------------------------------------------------------
        Security:  210226106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2008
          Ticker:  CTO
            ISIN:  US2102261060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM H. DAVISON                                        Mgmt          Withheld                       Against
       WILLIAM H. MCMUNN                                         Mgmt          Withheld                       Against
       WILLIAM L. OLIVARI                                        Mgmt          Withheld                       Against




--------------------------------------------------------------------------------------------------------------------------
 DORE HOLDINGS LTD                                                                           Agenda Number:  701456863
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8725Y105
    Meeting Type:  SGM
    Meeting Date:  18-Feb-2008
          Ticker:
            ISIN:  BMG8725Y1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, conditional upon the             Mgmt          No vote
       Listing Committee of The Stock Exchange of
       Hong Kong Limited [the Stock Exchange] granting
       the listing of and permission to deal in the
       new shares of the Company [the Shares] to be
       allotted and issued pursuant to this resolution:
       a) upon the recommendation of the Directors
       of the Company [the Directors] desirable to
       capitalize the sum equivalent to the multiple
       of (i) the total number of the unissued Shares
       [the Scrip Dividend Shares] of the Company
       to be allotted and issued to and among holders
       of Shares [the Shareholders] standing in the
       register of members of the Company [the Register]
       at close of business on 18 FEB 2008 [the Record
       Date] which is calculated based on the formula
       [the Formula] set out under the section headed
       "Basis of allotment of the Scrip Dividend Shares"
       in the circular of the Company dated 30 January
       2008, and (ii) the par value of the Shares
       of HKD 0.10, being part of the amount standing
       to the credit of the share premium account
       of the Company, to appropriate the said sum
       in paying up in full at par such total number
       of the Scrip Dividend Shares, such Scrip Dividend
       Shares to be allotted, issued and distributed,
       credited as fully paid up, to and among the
       Shareholders standing in the Register at close
       of business on the Record Date based on the
       Formula [the Scrip Dividend Distribution] and
       that such Shares shall rank for all purposes
       pair passu with the existing issued Shares
       except that they will not be eligible for the
       Scrip Dividend Distribution mentioned in this
       resolution and provided that in the case where
       the address(es) of any shareholder(s) as shown
       on the Register at the close of business on
       the Record Date is outside Hong Kong [the Overseas
       Shareholders], and upon enquiry pursuant to
       Rule 13.36(2)(a) of the Rules Governing the
       Listing of Securities on the Stock Exchange
       the Directors are of the view that it is necessary
       and expedient to exclude these Overseas Shareholders,
       the Scrip Dividend Shares shall not be allotted
       and issued to such Overseas Shareholders [the
       Excepted Shareholders] but shall be aggregated
       and issued to a nominee to be named by the
       Directors and such Scrip Dividend Shares shall
       be sold as soon as practicable after dealing
       in the Scrip Dividend Shares commences and
       the net proceeds of sale, after deduction of
       expenses, shall be distributed pro rata to
       the relevant Excepted Shareholders unless the
       amount falling to be distributed to any such
       Excepted Shareholders is less than HKD100,
       in which case such amount shall be retained
       for the benefit of the Company; and to do all
       acts and things as may be necessary and expedient
       in connection with the Scrip Dividend Distribution
       including but not limited to the allotment
       and issue of the Scrip Dividend Shares, adjusting
       the amount to be capitalized out of the share
       premium account and the number of unissued
       Shares to be allotted, issued and distributed




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO S.A.B. DE CV                                                     Agenda Number:  932844524
--------------------------------------------------------------------------------------------------------------------------
        Security:  344419106
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2008
          Ticker:  FMX
            ISIN:  US3444191064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REPORT OF THE BOARD OF DIRECTORS; PRESENTATION            Mgmt          For                            For
       OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO
       MEXICANO, S.A.B. DE C.V. FOR THE 2007 FISCAL
       YEAR; REPORT OF THE CHIEF EXECUTIVE OFFICER
       AND THE OPINION OF THE BOARD OF DIRECTORS WITH
       RESPECT TO SUCH REPORT, AND THE REPORTS OF
       THE CHAIRMEN OF THE AUDIT AND CORPORATE PRACTICES
       COMMITTEES, PURSUANT TO ARTICLE 172 OF THE
       GENERAL LAW OF COMMERCIAL COMPANIES (LEY GENERAL
       DE SOCIEDADES MERCANTILES) AND THE APPLICABLE
       PROVISIONS OF THE SECURITIES MARKET LAW (LEY
       DEL MERCADO DE VALORES).

02     REPORT WITH RESPECT TO THE COMPLIANCE OF TAX              Mgmt          For                            For
       OBLIGATIONS, PURSUANT TO ARTICLE 86, SUBSECTION
       XX OF THE INCOME TAX LAW (LEY DEL IMPUESTO
       SOBRE LA RENTA).

03     APPLICATION OF THE RESULTS FOR THE 2007 FISCAL            Mgmt          For                            For
       YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND,
       IN MEXICAN PESOS, IN THE AMOUNT OF PS. $0.0807887
       PER EACH SERIES "B" SHARE, AND PS. $0.100985875
       PER EACH SERIES "D" SHARE, CORRESPONDING TO
       PS. $0.4039435 PER "B" UNIT AND PS. $0.4847322
       PER "BD" UNIT.

04     PROPOSAL TO DETERMINE AS THE MAXIMUM AMOUNT               Mgmt          For                            For
       OF RESOURCES TO BE USED FOR THE SHARE REPURCHASE
       PROGRAM, THE AMOUNT OF $3,000,000,000.00 MEXICAN
       PESOS, PURSUANT TO ARTICLE 56 OF THE SECURITIES
       MARKET LAW.

05     ELECTION OF PROPRIETARY AND ALTERNATE MEMBERS             Mgmt          For                            For
       AND SECRETARIES OF THE BOARD OF DIRECTORS,
       QUALIFICATION OF THEIR INDEPENDENCE, IN ACCORDANCE
       WITH THE SECURITIES MARKET LAW, AND RESOLUTION
       WITH RESPECT TO THEIR REMUNERATION.

06     PROPOSAL TO INTEGRATE THE FOLLOWING COMMITTEES:           Mgmt          For                            For
       (I) FINANCE AND PLANNING, (II) AUDIT, AND (III)
       CORPORATE PRACTICES; APPOINTMENT OF THEIR RESPECTIVE
       CHAIRMAN, AND RESOLUTION WITH RESPECT TO THEIR
       REMUNERATION.

07     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

08     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

09     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

10     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          For
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

11     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

12     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

13     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

14     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

15     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          For
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

16     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

17     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

18     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.

19     DECIDE WHETHER TO PERMIT SHARES TO CONTINUE               Mgmt          For                            For
       TO BE BUNDLED IN UNITS BEYOND MAY 11, 2008,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       TO DISSOLVE SUCH UNIT STRUCTURE.

20     DECIDE WHETHER TO EXTEND, BEYOND MAY 11, 2008,            Mgmt          For
       THE CURRENT SHARE STRUCTURE OF THE COMPANY
       CONSISTING OF SERIES "B" ORDINARY SHARES THAT
       REPRESENT AT LEAST 51% OF OUR CAPITAL STOCK
       AND SERIES "D" SHARES WITH PREMIUM, NON-CUMULATIVE
       DIVIDEND RIGHTS AND LIMITED VOTING RIGHTS,
       WHICH REPRESENT UP TO 49% OF OUR CAPITAL STOCK,
       UNTIL THE SHAREHOLDERS APPROVE A RESOLUTION
       FOR THE CONVERSION OF THE SERIES "D" SHARES
       INTO SERIES "B" AND SERIES "L" SHARES.

21     DECIDE WHETHER TO AMEND ARTICLES 6, 22 AND 25             Mgmt          For                            For
       OF THE BYLAWS OF THE COMPANY TO IMPLEMENT ANY
       RESOLUTIONS TAKEN BY THE SHAREHOLDERS AFFECTING
       SUCH ARTICLES.

22     APPOINTMENT OF DELEGATES FOR THE EXECUTION AND            Mgmt          For                            For
       FORMALIZATION OF THE MEETING'S RESOLUTION.

23     READING AND, IF APPLICABLE, APPROVAL OF THE               Mgmt          For                            For
       MINUTES.




--------------------------------------------------------------------------------------------------------------------------
 GALAXY ENTERTAINMENT GROUP LTD                                                              Agenda Number:  701400145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2679D118
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2007
          Ticker:
            ISIN:  HK0027032686
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: a) to increase the authorized share              Mgmt          For                            For
       capital of the Company from HKD 688,800,000
       to HKD 900,000,000 by the creation of an additional
       2,112,000,000 shares of HKD 0.10 each, which
       new shares shall rank pari passu in all respects
       with the existing shares in the capital of
       the Company; b) each of i) the Subscription
       Agreement (the "Subscription Agreement") dated
       08 OCT 2007 between the Company, ENB LUX 1
       S.a.r.l, ENB LUX 2 S.a.r.l and Permira IV L.P.1
       for the subscription by, ENB LUX 1 S.a.r.l
       and ENB LUX 2 S.a.r.l of in aggregate 323,384,000
       new shares in the Company; ii) the Investors'
       Rights Agreement (the "Investors' Rights Agreement")
       dated 08 OCT2007 between the Company, ENB LUX
       1 S.a.r.l, Permira IV L.P.1, City Lion Profits
       Corp Super Focus Company Limited, Mark Liaison
       Limited, Premium Capital Profits Limited, Dr.
       Che-woo Lui, Recurrent Profits Limited, Mr.
       Francis Lui Yiu Tung and Ms. Paddy Tang Lui
       Wai Yu concerning ENB LUX 1 S.a.r.l's right
       to appoint the Directors to the Board of the
       Company, amongst other things; iii) ratify
       the FRN Conversion and Repayment Agreement
       (the "FRN Agreement") dated 08 OCT 2007 between
       the Company, City Lion Profits Corp and Recurrent
       Profits Limited in relation to the conversion
       and repayment of the "Class B" Variable Rate
       Unsecured Loan Notes in aggregate principal
       amount of HKD 2,371,805,067 issued by the Company
       on 22JUL 2005 (as subsequently amended on 14
       JAN 2006) and payable on 30 SEP 2008; and authorize
       the Directors of the Company to implement all
       the transactions referred to in those agreements
       and to do all such acts and things and execute
       all such documents as might in the opinion
       of the Directors be desirable or necessary
       to give effect to those agreements and the
       arrangements contemplated thereunder including
       but not limited to the issue of the Subscription
       Shares referred to in the Subscription Agreement
       and the Conversion Shares referred to in the
       FRN Agreement; and c) without prejudice to
       the generality of Para (b) of this resolution,
       to issue any shares that may fall to be issued
       under the Anti-Dilution Rights granted in the
       Subscription Agreement up to a maximum number
       of 510,358,272 shares under authority of the
       general mandate to issue shares granted to
       the Directors at the AGM of the Company held
       on 26 JUN 2007

2.     Appoint Mr. Martin Clarke as a Director of the            Mgmt          For                            For
       Company with effect from completion as specified
       in the Subscription Agreement between the Company,
       ENB LUX 1 S.a.r.l, ENB LUX 2 S.a.r.l and Permira
       IV L.P.1 for the subscription by ENB LUX 1
       S.a.r.l and ENB LUX 2 S.a.r.l of new shares
       in the Company

3.     Appoint Mr. Guido Paolo Gamucci as a Director             Mgmt          For                            For
       of the Company with effect from Completion
       as specified in the Subscription Agreement
       between the Company, ENB LUX 1 S.a.r.l, ENB
       LUX 2 S.a.r.l and Permira IV L.P.1 for the
       subscription by ENB LUX 1 S.a.r.l and ENB LUX
       2 S.a.r.l of new shares in the Company

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such powers either
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company; the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum of 330,179,136
       shares being 10% of the share capital of the
       Company in issue, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company; or iii) the exercise of any
       option under the Company's share option schemes
       or similar arrangement for the time being adopted
       by the Company in accordance with the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited for the
       grant or issue of shares or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by Companies Ordinance to be held]

5.     Approve conditional upon the passing of the               Mgmt          For                            For
       Resolution 4, to extend the general mandate
       granted to the Directors of the Company pursuant
       to Resolution 4, by addition thereto an amount
       representing the aggregate nominal amount of
       share capital of the Company repurchased by
       the Company under the authority granted by
       the shareholders at the AGM held on 26 JUN
       2007, provided that such amount shall not exceed
       330,179,136 shares, being 10% of the issued
       share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 GENERAL DYNAMICS CORPORATION                                                                Agenda Number:  932834220
--------------------------------------------------------------------------------------------------------------------------
        Security:  369550108
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  GD
            ISIN:  US3695501086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: N.D. CHABRAJA                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.S. CROWN                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: W.P. FRICKS                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: C.H. GOODMAN                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J.L. JOHNSON                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: G.A. JOULWAN                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: P.G. KAMINSKI                       Mgmt          For                            For

1H     ELECTION OF DIRECTOR: J.M. KEANE                          Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.J. LUCAS                          Mgmt          For                            For

1J     ELECTION OF DIRECTOR: L.L. LYLES                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: C.E. MUNDY, JR.                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: J.C. REYES                          Mgmt          For                            For

1M     ELECTION OF DIRECTOR: R. WALMSLEY                         Mgmt          For                            For

02     SELECTION OF INDEPENDENT AUDITORS                         Mgmt          For                            For

03     SHAREHOLDER PROPOSAL WITH REGARD TO ETHICAL               Shr           Against                        For
       CRITERIA FOR MILITARY CONTRACTS

04     SHAREHOLDER PROPOSAL WITH REGARD TO SPECIAL               Shr           Against                        For
       SHAREHOLDER MEETINGS




--------------------------------------------------------------------------------------------------------------------------
 GENTING BERHAD                                                                              Agenda Number:  701605935
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y26926116
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  MYL3182OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for FYE 31 DEC 2007

2.     Approve to sanction the declaration of final              Mgmt          For                            For
       dividend of MYR 0.043 less tax 26% tax per
       ordinary share of MYR 0.10 each for the FYE
       31 DEC 2007

3.     Approve the payment of Directors fees of MYR              Mgmt          For                            For
       812,125 for the FYE 31 DEC 2007

4.     Re-elect Dato' Dr. R. Thillainathan as a Director,        Mgmt          For                            For
       pursuant to Article 99 of the Company's Articles
       of Association

5.     Re-elect Tan Sri Dr. Lin See Yan as a Director,           Mgmt          For                            For
       pursuant to Article 99 of the Company's Articles
       of Association

6.     Re-elect Mr. Chin Kwai Yoong as a Director,               Mgmt          For                            For
       pursuant to Article 104 of the Company's Articles
       of Association

7.     Re-appoint Tan Sri Mohd Amin B Osman as a Director        Mgmt          For                            For
       of the Coamny in accordance with Section 129
       of the Companies Act 1965 to hold office until
       next AGM

8.     Re-appoint Dato' Paduka Nik Hashim B Nik Yusoff           Mgmt          For                            For
       as a Director of the Coamny in accordance with
       Section 129 of the Companies Act 1965 to hold
       office until next AGM

9.     Re-appoint Pricewaterhousecoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of the Company as proposed
       and set forth under Part C of the Document
       to Shareholders dated 30 May 2008; and authorize
       the Directors of the Company to do all acts
       and things and take all such steps as they
       may consider necessary and/or desirable to
       give full effect to these amendments to the
       Articles of Association of the Company

10.    Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Articles of Association
       of the Company and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required, pursuant to
       Section 132D of the Companies Act, 1965, to
       issue and allot shares in the Company, at any
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being; [Authority
       expire at the conclusion of the next AGM of
       the Company]; to take all such actions that
       may be necessary and/ or desirable to give
       effect to this resolution and in connection
       therewith to enter into and execute on behalf
       of the Company any instrument, agreement and/or
       arrangement with any person, and in all cases
       with full power to assent to any condition,
       modification, variation and/or amendment [if
       any] in connection therewith; and to obtain
       the approval for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad

11.    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Ordinary Resolution 12, and subject to compliance
       with all applicable laws, the Company's Articles
       of Association, and the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad ["Bursa Securities"] and/or
       any other relevant regulatory authority, to
       utilize up to the aggregate of the total retained
       earnings and share premium accounts of the
       Company based on its latest audited financial
       statements available up to the date of the
       transaction, to purchase, from time to time
       during the validity of the approval and authority
       under this resolution, such number of ordinary
       shares of 10 sen each in the Company [as may
       be determined by the Directors of the Company]
       on Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interests of the Company, provided that
       the aggregate number of shares to be purchased
       and/or held by the Company pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up ordinary share capital of
       the Company at the time of purchase and provided
       further that in the event that the Company
       ceases to hold all or any part of such shares
       as a result of [among others] cancellations,
       resales and/or distributions of any of these
       shares so purchased, the Company shall be entitled
       to further purchase and/or hold such additional
       number of shares as shall [in aggregate with
       the shares then still held by the Company]
       not exceed 10% of the total issued and paid-up
       ordinary share capital of the Company at the
       time of purchase; based on the audited financial
       statements of the Company for the financial
       year ended 31 DEC 2007, the Company's retained
       earnings and share premium accounts were approximately
       MYR 5,253.3 million and MYR 1,151.4 million
       respectively; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiry of the period within which the
       next AGM is required by law to be held, unless
       earlier revoked or varied by ordinary resolution
       of the members of the Company in general meeting,
       whichever occurs first; authorize the Directors
       of the Company, in their absolute discretion,
       to deal with any shares purchased and any existing
       treasury shares ["the said Shares"] in the
       following manner: (i) cancel the said Shares;
       and/or (ii) retain the said Shares as treasury
       shares; and/or (iii) distribute all or part
       of the said Shares as dividends to shareholders,
       and/or resell all or part of the said Shares
       on Bursa Securities in accordance with the
       relevant rules of Bursa Securities and/or cancel
       all or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and guidelines applied
       from time to time by Bursa Securities and/or
       any other relevant authority for the time being
       in force and that the authority to deal with
       the said Shares shall continue to be valid
       until all the said Shares have been dealt with
       by the Directors of the Company; and to take
       all such actions that may be necessary and/or
       desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority or Bursa Securities
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

12.    Approve that, subject to the passing of Ordinary          Mgmt          For                            For
       Resolution 11 and the approval of the Securities
       Commission ["SC"], Kien Huat Realty Sdn Berhad
       ["KHR"] and the persons acting in concert with
       KHR ["PAC"] to be exempted from the obligation
       to undertake a mandatory take-over offer on
       the remaining voting shares in the Company
       not already owned by them under Part II of
       the Malaysian Code on Take-Overs and Mergers
       1998 ["Code"], which may arise upon the future
       purchase by the Company of its own shares pursuant
       to Ordinary Resolution 11, in conjunction with
       the application submitted by KHR and the PACs
       to the SC under Practice Note 2.9.10 of the
       Code; authorize the Directors of the Company
       to take all such actions that may be necessary
       and/or desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority and/or to do
       all such acts and things as the Directors may
       deem fit and expedient in the best interest
       of the Company

       Transact any other business of which due notice           Non-Voting    No vote
       shall have been given

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION
       AND CHANGE IN SEQUENCE OF RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOBACCO GROUP PLC, BRISTOL                                                         Agenda Number:  701331009
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4721W102
    Meeting Type:  EGM
    Meeting Date:  13-Aug-2007
          Ticker:
            ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the proposed acquisition by the Offer             Mgmt          For                            For
       or [a Company Incorporated in England and Wales
       with registered number 6141165 and a wholly-owned
       subsidiary of the Company] of any or all of
       the issued and to be issued share capital of
       Altadis, S.A. [a company Incorporated in Spain
       and with taxpayer number A28009033] pursuant
       to and on the terms and subject to the conditions
       of an offer to be made under an explanatory
       prospectus approved by the Comision Nacional
       Del Mercado De Valores, as specified relating
       to the proposed acquisition of Altadis, S.A.
       issued by the Company on 18 JUL 2007 [as specified],
       and/or on the terms and subject to the conditions
       of any amended, extended, revised, renewed,
       additional or other offer or offers for shares
       and/or associated rights in the capital of
       Altadis, S.A.; approved by the Board of Directors
       of the Company or any duly authorized Committee
       thereof [the Offer] and all agreements or documents
       which the Board of Directors of the Company
       or any duly authorized Committee thereof may
       determine are required or are expedient to
       give effect to that acquisition, authorize
       the Board of Directors of the Company or duly
       authorized Committee, to make such modifications,
       variations, waivers and extensions of any of
       the terms or conditions of the Offer and of
       any such agreements or documents as, in their
       absolute discretion, they think necessary or
       desirable and to do all such things as, in
       their absolute discretion, may be necessary
       or desirable to complete and give effect to,
       or otherwise in connection with, the Offer
       and any matters incidental to the Offer; approve
       to increase the authorized share capital of
       the Company from GBP 100,000,000 to GBP 5,604,000,000
       by the creation of all additional 55,040,000,000
       ordinary shares of 10 pence each in the capital
       of the Company having the rights and privileges
       and being subject to the restrictions contained
       in the Articles of Association of the Company
       and ranking pari passu in all respects with
       the existing ordinary shares of 10 pence each
       in the capital of the Company; authorize the
       Directors, for the purposes of Section 80 of
       the Companies Act 1985 [the Act], to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 5,504,000,000
       in connection with 1 or more issues of relevant
       securities under 1 or more transactions to
       refinance whole or in part any amount from
       time to time outstanding under the Equity Bridge
       Facility; [Authority expires on the date which
       is the 5th anniversary of the date on which
       this resolution is passed]; and authority shall
       be in addition to all existing authorities
       under Section 80 of the Act; and authorize
       the Directors to allot equity securities [Section
       94 of the Act] for cash pursuant to the authority
       conferred by this resolution, disapplying the
       statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities in connection
       with a rights issue, open offer or other pro
       rata issue in favour of holders of equity securities
       where the equity securities respectively attributable
       to the interests of all such holders are proportionate
       [or as nearly as may be] to the respective
       number of equity securities held by them but
       subject to such exclusions or other arrangements
       as the Directors may deem necessary or expedient
       in relation to fractional entitlements, treasury
       shares or any legal or practical problems arising
       under the laws of any territory or the requirements
       of any regulatory body or any stock exchange
       in any territory; [Authority expires at 5th
       anniversary of the date on which this resolution
       is passed]; authority shall be in addition
       to all existing authorities under section 95
       of the Act




--------------------------------------------------------------------------------------------------------------------------
 IMPERIAL TOBACCO GROUP PLC, BRISTOL                                                         Agenda Number:  701412962
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4721W102
    Meeting Type:  AGM
    Meeting Date:  29-Jan-2008
          Ticker:
            ISIN:  GB0004544929
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 30 SEP 2007,             Mgmt          For                            For
       together with the Auditors report thereon

2.     Approve the Director's remuneration report for            Mgmt          For                            For
       the FYE 30 SEP 2007, together with the Auditors'
       report thereon

3.     Declare a final dividend for the FYE 30 SEP               Mgmt          For                            For
       2007 of 48.5 pence per ordinary share of 10
       pence payable on 15 FEB 2008 to those shareholders
       on the register at the close of the Business
       on 18 JAN 2008

4.     Elect Mrs. Alison J. Cooper as a Director of              Mgmt          For                            For
       the Company

5.     Re-elect Mr. Gareth Davis as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Robert Dyrbus as a Director of               Mgmt          For                            For
       the Company

7.     Elect Mr. Michael H. C. Herlihy as a Director             Mgmt          For                            For
       of the Company

8.     Re-elect Ms. Susan E. Murray as a Director of             Mgmt          For                            For
       the Company

9.     Elect Mr. Mark D. Williamson as a Director of             Mgmt          For                            For
       the Company

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company

11.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

12.    Authorize the Company and it s subsidiaries,              Mgmt          For                            For
       in accordance with Section 366 of the Companies
       Act 2006 [the "2006 Act"], to make donations
       to political organizations or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 100,000
       in total; and to incur political expenditure,
       as defined in Section 365 of the 2006 Act,
       not exceeding GBP 100,000 in total; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2009 or 30 APR 2009]

13.    Approve to extend the authority of the Directors          Mgmt          For                            For
       or a duly authorized committee of the Directors
       to grant options over the ordinary shares in
       the Company under the French appendix [Appendix
       4] to the Imperial Tobacco Group International
       Sharesave Plan by a 38 month period as permitted
       under Rule 13 of Appendix 4; [Authority shall
       expire on 29 MAR 2011]

14.    Authorize the Directors, in substitution of               Mgmt          For                            For
       the existing authorities and for the purpose
       of Section 80 of the Companies Act 1985 [ the
       Act], to allot relevant securities [Section
       80(2) of the Act] up to an aggregate nominal
       amount of GBP 24,300,000; [Authority expires
       at the earlier of the conclusion of the next
       AGM of the Company or on 30 APR 2009]; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 14 and pursuant to Section 95(2)
       of the Companies Act 1985 [the 1985 Act], to
       allot equity securities [Section 94 of the
       1985 Act [other than Section 94(3A) of the
       1985 Act] whether for cash pursuant to the
       authority conferred by Resolution 14 or otherwise
       in the case of treasury shares [Section 162A
       of the 1985 Act], disapplying the statutory
       pre-emption rights [Section 89(1)] of the 1985
       Act, provided that this power is limited to
       the allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       3,645,000; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 30 APR 2009]; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.16   Authorize the Company, in accordance with Article         Mgmt          For                            For
       5 of the Company's Article of Association and
       the Companies Act 1985 [ the 1985 Act], for
       the purpose of Section 166 of the Act, to make
       market purchases [Section 163(3) of the 1985
       Act] of up to 72,900,000 ordinary shares of
       10 pence each on such terms and in such manner
       as the Directors may from time to time determine,
       and where such shares are held as treasury
       shares, the Company may use them for purposes
       set out in Section 163(3) of the 1985 Act,
       at a minimum price of 10 pence [exclusive of
       expenses] and up to an amount equal to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days on which the Ordinary Share is purchased
       and the amount stipulated by the Article 5(1)
       of the Buy-back and stabilization regulation
       2003 [in each case exclusive of expenses];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company held in 2009 or 30
       APR 2009]; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

S.17   Adopt, the Articles of Association produced               Mgmt          For                            For
       to the meeting, in substitution for and to
       the exclusion of the existing Articles of Association
       of the Company

S.18   Approve that, subject to resolution S.17  being           Mgmt          For                            For
       passed and with effect on and from 01 OCT 2008
       or such later date as Section 175 of the Companies
       Act 2006 shall be brought into force, Article
       97 of the Articles of Association adopted pursuant
       to resolution S.17 be deleted in its entirety
       and Articles 97 to 102 as specified, be substituted
       thereto and the remaining Articles be re-numbered




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PETROLEUM EXPLORATION CO.,LTD.                                                        Agenda Number:  701616471
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2740Q103
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2008
          Ticker:
            ISIN:  JP3421100003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Allow Board to Authorize               Mgmt          Against                        Against
       Use of Share Purchase Warrants as an  Anti-Takeover
       Defense Measure, Make Resolutions Related to
       Anti-Takeover  Defense Measures

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Adoption of Anti-Takeover Defense Measures        Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 JAPAN TOBACCO INC.                                                                          Agenda Number:  701607751
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27869106
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3726800000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HOLDINGS LTD, HAMILTON                                                     Agenda Number:  701539718
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2007, and to declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          For                            For

3.     Re-elect Mr. Simon Keswick as a Director                  Mgmt          For                            For

4.     Re-elect Dr. Richard Lee as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Percy weatherall as a Director               Mgmt          For                            For

6.     Approve to fix the Director's fees                        Mgmt          For                            For

7.     Re-appoint the Auditors and to authorize the              Mgmt          For                            For
       Directors to fix their remuneration

8.     Approve the exercise by the Directors during              Mgmt          For                            For
       the relevant period of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       Relevant Period up to an aggregate nominal
       amount of USD 51.7 million; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       wholly for cash [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in above paragraph, otherwise
       than pursuant to a rights issue [for the purposes
       of this resolution, rights issue' being an
       offer of shares or other securities to holders
       of shares or other securities on the register
       on a fixed record date in proportion to their
       then holdings of such shares or other securities
       or otherwise in accordance with the rights
       attaching thereto [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD7.7 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

9.     Approve the exercise by the Directors of all              Mgmt          For                            For
       powers of the Company to purchase its own shares,
       subject to and in accordance with all applicable
       Laws and Regulations, during the relevant period;
       the aggregate nominal amount of shares of the
       Company which the Company may purchase pursuant
       to the approve this resolution shall be less
       than 15% of the aggregate nominal amount of
       the existing issued share capital of the Company
       at the date of this meeting; approve this resolution
       shall, where permitted by applicable Laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of shares of the Company i) by subsidiaries
       of the Company and ii) pursuant to the terms
       of put Warrants or financial instruments having
       similar effect [Put Warrants] whereby the Company
       can be required to purchase its own shares,
       provided that where put Warrants are issued
       or offered pursuant to a Rights Issue [as defined
       in resolution 8] the price which the Company
       may pay for shares purchased on exercise of
       Put Warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the 5 dealing days falling 1 day
       prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 K. WAH INTERNATIONAL HOLDINGS LTD                                                           Agenda Number:  701402858
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5321P116
    Meeting Type:  SGM
    Meeting Date:  21-Nov-2007
          Ticker:
            ISIN:  BMG5321P1169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, ratify and confirm the agreement [the            Mgmt          For                            For
       ''Share Purchase Agreement''] dated 08 OCT
       2007 between Sutimar Enterprises Limited, ENB
       LUX 1 S.a.r.l, ENB LUX 2 S.a.r.l and the Company
       [as guarantor] in relation to the proposed
       disposal of 452,500,000 shares in Galaxy Entertainment
       Group Limited and authorize the Directors of
       the Company to implement all the transactions
       referred to in the Share Purchase Agreement
       and to do all such acts and things and execute
       all such documents as might in the opinion
       of the Directors be desirable or necessary
       to give effect to the Share Purchase Agreement
       and the arrangements contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 LEUCADIA NATIONAL CORPORATION                                                               Agenda Number:  932868702
--------------------------------------------------------------------------------------------------------------------------
        Security:  527288104
    Meeting Type:  Annual
    Meeting Date:  13-May-2008
          Ticker:  LUK
            ISIN:  US5272881047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IAN M. CUMMING                                            Mgmt          For                            For
       PAUL M. DOUGAN                                            Mgmt          For                            For
       LAWRENCE D. GLAUBINGER                                    Mgmt          For                            For
       ALAN J. HIRSCHFIELD                                       Mgmt          For                            For
       JAMES E. JORDAN                                           Mgmt          For                            For
       JEFFREY C. KEIL                                           Mgmt          For                            For
       J. CLYDE NICHOLS, III                                     Mgmt          For                            For
       JOSEPH S. STEINBERG                                       Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY
       FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY MEDIA CORPORATION                                                                   Agenda Number:  932772329
--------------------------------------------------------------------------------------------------------------------------
        Security:  53071M104
    Meeting Type:  Special
    Meeting Date:  23-Oct-2007
          Ticker:  LINTA
            ISIN:  US53071M1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     NEW TRACKING STOCK PROPOSAL. (SEE PAGE 54 OF              Mgmt          For                            For
       THE PROXY STATEMENT/PROSPECTUS)

02     RECAPITALIZATION PROPOSAL. (SEE PAGE 55 OF THE            Mgmt          For                            For
       PROXY STATEMENT/PROSPECTUS)

03     OPTIONAL CONVERSION PROPOSAL. (SEE PAGE 55 OF             Mgmt          For                            For
       THE PROXY STATEMENT/PROSPECTUS)

04     GROUP DISPOSITION PROPOSAL. (SEE PAGE 55 OF               Mgmt          For                            For
       THE PROXY STATEMENT/PROSPECTUS)




--------------------------------------------------------------------------------------------------------------------------
 LOTTE CONFECTIONERY CO LTD                                                                  Agenda Number:  701479885
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y53468107
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2008
          Ticker:
            ISIN:  KR7004990008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          Abstain                        Against

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect the Outside Director as the Audit Committee         Mgmt          Abstain                        Against
       Member

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA SPA                                                                             Agenda Number:  701407276
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6326Y108
    Meeting Type:  MIX
    Meeting Date:  11-Dec-2007
          Ticker:
            ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       12 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the termination of the Director appointed         Mgmt          For                            For
       as per Article 2386, Paragraph 1 of the Italian
       Civil Code, inherent and subsequent deliberations

E.1    Amend the Articles 4,13 and 20 of the Bye-Laws            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA SPA                                                                             Agenda Number:  701490461
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6326Y108
    Meeting Type:  MIX
    Meeting Date:  15-Apr-2008
          Ticker:
            ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       17 APR 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Grant authority to buy back own shares, adjournment       Mgmt          For                            For
       thereof

O.2    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       allocation of profits and part of the reserves,
       adjournment thereof

O.3    Approve the determination of Board of Directors           Mgmt          For                            For
       components and emoluments and appoint the Board
       of Directors Members

O.4    Appoint the Board of Auditors and its Chairman            Mgmt          For                            For
       and approve to determine their emoluments

O.5    Approve the new employee Stock Assignments Plan,          Mgmt          For                            For
       adjournment thereof

O.6    Approve the new employee Stock Option Plan,               Mgmt          For                            For
       adjournment thereof

E.1    Amend Articles 13 and 20 of corporate by laws,            Mgmt          For                            For
       adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2008
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          For                            For
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NORSK HYDRO A S                                                                             Agenda Number:  701270578
--------------------------------------------------------------------------------------------------------------------------
        Security:  R61115102
    Meeting Type:  EGM
    Meeting Date:  05-Jul-2007
          Ticker:
            ISIN:  NO0005052605
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the Merger Plan between Norsk Hydro               Mgmt          For                            For
       ASA and Statoil ASA

2.     Approve NOK 140.9 million reduction in share              Mgmt          For                            For
       capital via cancellation of 21.6 million treasury
       shares and redemption of 16.9 million shares
       owned by the Norwegian State

3.     Authorize the Board of Directors to buy back              Mgmt          For                            For
       621,895 own shares in connection with Share
       Purchase Program for the employees

4.     Amend the Articles of Association as specified            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ORKLA A S                                                                                   Agenda Number:  701532207
--------------------------------------------------------------------------------------------------------------------------
        Security:  R67787102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  NO0003733800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Approve the financial statements for 2007 for             Mgmt          For                            For
       Orkla ASA and the Orkla Group and the annual
       report of the Board of Directors, including
       a share dividend for 2007 of NOK 2.25 per share,
       except for shares owned by the Group

2.     Approve to reduce the share capital by NOK 9,375,000      Mgmt          For                            For
       from NOK 1,295,538,712.50 to NOK 1,286,163,712.50
       by redeeming 7,500,000 shares owned by Orkla
       ASA; the number of shares in the Company will
       be reduced from 1,036,430,970 to 1,028,930,970;
       the amount by which the share capital is reduced
       will be used to cancel Orkla ASA shares owned
       by the Company

3.     Authorize the Board of Directors to permit the            Mgmt          For                            For
       Company to acquire shares in Orkla ASA with
       a nominal value of up to NOK 125,000,000 divided
       between a maximum of 100,000,000 shares, provided
       that the Company's holding of Orkla ASA shares
       does not exceed 10% of shares outstanding at
       any given timel the amount that may be paid
       per share shall be no less than NOK 25 and
       no more than NOK 150; the Board of Directors
       shall have a free hand with respect to the
       methods of acquisition and disposal of Orkla
       ASA shares; this authorization shall apply
       from 25 APR 2008 until the date of the AGM
       in 2009

4.     Authorize the Board of Directors to increase              Mgmt          For                            For
       share capital through the subscription of new
       shares with an aggregate nominal value of up
       to NOK 90,000,000, divided between a maximum
       of 72,000,000 shares, each with a nominal value
       of NOK 1.25; this authorisation may be used
       for one or more share issues; the Board of
       Directors may decide to deviate from the pre-emptive
       right of shareholders to subscribe for shares
       pursuant to section 10-4 of the Public Limited
       Liability Companies Act; the Board of Directors
       may decide that payment for the shares shall
       be effected in assets other than cash, or the
       right to subject the company to special obligations
       pursuant to section 10-2 of the Public Limited
       Liability Companies Act; if payment is made
       in assets other than cash, the Board may decide
       that such assets shall be transferred to a
       subsidiary in return for a corresponding settlement
       between the subsidiary and Orkla ASA; the authorisation
       also applies to decisions to merge pursuant
       to section 13-5 of the Public Limited Liability
       Companies Act; this authorisation shall apply
       from 25 APR 2008 until the date of the AGM
       in 2009

5.     Approve Orkla's terms and conditions policy,              Mgmt          For                            For
       remuneration of Executive Management and the
       Group's incentive programmes, as specified

6.1    Re-elect Mr. Nils-Henrik Pettersson as a Member           Mgmt          For                            For
       of the Corporate Assembly

6.2    Re-elect Mr. Gunn Waersted as a Member of the             Mgmt          For                            For
       Corporate Assembly

6.3    Re-elect Mr. Lars Windfeldt as a Member of the            Mgmt          For                            For
       Corporate Assembly

6.4    Re-elect Mr. Anne Gudefin as a Member of the              Mgmt          For                            For
       Corporate Assembly

6.5    Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Corporate Assembly

6.6    Re-elect Mr. Dag Mejdell as a Member of the               Mgmt          For                            For
       Corporate Assembly

6.7    Re-elect Mr. Marianne Blystad as a Member of              Mgmt          For                            For
       the Corporate Assembly

6.8    Elect Mr. Nils Selte as a new Member of the               Mgmt          For                            For
       Corporate Assembly

6.9    Re-elect Mr. Benedikte Bjorn as a Deputy Member           Mgmt          For                            For
       of the Corporate Assembly

6.10   Re-elect Mr. Ann Kristin Brautaset as a Deputy            Mgmt          For                            For
       Member of the Corporate Assembly

7.1    Re-elect Ms. Elisabeth Grieg as a Member of               Mgmt          For                            For
       the Nomination Committee

7.2    Re-elect Mr. Idar Kreutzer as a Member of the             Mgmt          For                            For
       Nomination Committee

7.3    Re-elect Mr. Leiv Askvig as a Member of the               Mgmt          For                            For
       Nomination Committee

7.4    Re-elect Mr. Olaug Svarva as a Member of the              Mgmt          For                            For
       Nomination Committee

8.     Approve the Auditor's remuneration                        Mgmt          For                            For

       PLEASE NOTE YOU MAY ONLY GIVE PROXIES IN BLANCO           Non-Voting    No vote
       TO THE CHAIRMAN OF THE BOARD, BECAUSE ALL PROXIES
       GIVEN TO THE CHAIRMAN OF THE BOARD CONTAINING
       VOTING INSTRUCTIONS WILL BE REJECTED. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 PENN NATIONAL GAMING, INC.                                                                  Agenda Number:  932790163
--------------------------------------------------------------------------------------------------------------------------
        Security:  707569109
    Meeting Type:  Special
    Meeting Date:  12-Dec-2007
          Ticker:  PENN
            ISIN:  US7075691094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE AND ADOPT THE AGREEMENT AND PLAN OF               Mgmt          For                            For
       MERGER, DATED AS OF JUNE 15, 2007, BY AND AMONG
       PENN NATIONAL GAMING, INC., PNG ACQUISITION
       COMPANY INC. AND PNG MERGER SUB INC.

02     ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING,       Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT VOTES AT
       THE TIME OF THE MEETING TO ADOPT THE MERGER
       AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROBANK ENERGY & RES LTD                                                                  Agenda Number:  701561993
--------------------------------------------------------------------------------------------------------------------------
        Security:  71645P106
    Meeting Type:  MIX
    Meeting Date:  14-May-2008
          Ticker:
            ISIN:  CA71645P1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors as specified                          Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP, Chartered Accountants,     Mgmt          For                            For
       as the Auditors of the Corporation for the
       ensuing year and authorize the Directors to
       fix their remuneration

3.     Approve the delisting of the common shares of             Mgmt          For                            For
       the Corporation from the Oslo Bors Stock Exchange,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 RESORTS WORLD BHD                                                                           Agenda Number:  701605923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7368M113
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2008
          Ticker:
            ISIN:  MYL4715OO008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       FYE 31 DEC 2007

2.     Approve to sanction the declaration of the final          Mgmt          For                            For
       dividend 3.6 sen less tax 26 % FYE 31 DEC 2007

3.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       MYR 755,900 for FYE 31 DEC 2007

4.     Re-elect Tan Sri Lim Kok Thay as a Director               Mgmt          For                            For
       of the Company, pursuant to Article 129 of
       the Companies Act 1965, to hold office until
       the next AGM

5.     Re-elect Gen [R] Tansri Mohd Zahidi Bhj Zainudin          Mgmt          For                            For
       as a Director of the Company, pursuant to Article
       129 of the Companies Act 1965, to hold office
       until the next AGM

6.     Re-appoint Tan Sri Alwi Jantan as a Director,             Mgmt          For                            For
       in accordance with Section 129 of the Companies
       Act 1965, to hold office until the next AGM

7.     Re-appoint Tan Sri Wan Sidek BHJ Wan Abd Rahman           Mgmt          For                            For
       as a Director, in accordance with Section 129
       of the Companies Act 1965, to hold office until
       the next AGM

8.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

S.1    Approve and adopt the amendments to the existing          Mgmt          For                            For
       Articles of Association of the Company as proposed
       and set forth under Part C of the Document
       to Shareholders dated 30 MAY 2008; and authorize
       the Directors of the Company to do all acts
       and things and take all such steps as they
       may consider necessary and/or desirable to
       give full effect to these amendments to the
       Articles of Association of the Company

9.     Authorize the Directors, subject always to the            Mgmt          For                            For
       Companies Act, 1965, the Articles of Association
       of the Company and the approval of any relevant
       governmental and/or regulatory authorities,
       where such approval is required, pursuant to
       Section 132D of the Companies Act, 1965, to
       issue and allot shares in the Company, at any
       time and upon such terms and conditions and
       for such purposes as the Directors may, in
       their absolute discretion deem fit provided
       that the aggregate number of shares issued
       pursuant to this resolution does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being; [Authority
       at the conclusion of the next AGM of the Company];
       to take all such actions that may be necessary
       and/or desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment (if any) in connection therewith;
       and to obtain the approval for the listing
       of and quotation for the additional shares
       so issued on Bursa Malaysia Securities Berhad

10.    Authorize the Company, subject to the passing             Mgmt          For                            For
       of Ordinary Resolution 11, and subject to compliance
       with all applicable laws, the Company's Articles
       of Association, and the regulations and guidelines
       applied from time to time by Bursa Malaysia
       Securities Berhad ["Bursa Securities"] and/or
       any other relevant regulatory authority, to
       utilize up to the aggregate of the total retained
       earnings and share premium accounts of the
       Company based on its latest audited financial
       statements available up to the date of the
       transaction, to purchase, from time to time
       during the validity of the approval and authority
       under this resolution, such number of ordinary
       shares of 10 sen each in the Company [as may
       be determined by the Directors of the Company]
       on Bursa Securities upon such terms and conditions
       as the Directors may deem fit and expedient
       in the interests of the Company, provided that
       the aggregate number of shares to be purchased
       and/or held by the Company pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up ordinary share capital of
       the Company at the time of purchase and provided
       further that in the event that the Company
       ceases to hold all or any part of such shares
       as a result of (among others) cancellations,
       resales and/or distributions of any of these
       shares so purchased, the Company shall be entitled
       to further purchase and/or hold such additional
       number of shares as shall [in aggregate with
       the shares then still held by the Company]
       not exceed 10% of the total issued and paid-up
       ordinary share capital of the Company at the
       time of purchase; based on the audited financial
       statements of the Company for the FYE 31 DEC
       2007, the Companys retained earnings and share
       premium accounts were approximately MYR 7,147.7
       million and MYR 927.7 million respectively;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM is
       required by law to be held, unless earlier
       revoked or varied by ordinary resolution of
       the members of the Company in general meeting];
       and authorize the Directors of the Company
       in their absolute discretion, to deal with
       any shares purchased and any existing treasury
       shares ["the said Shares"] in the following
       manner: (i) cancel the said Shares; and/or
       (ii) retain the said Shares as treasury shares;
       and/or (iii) distribute all or part of the
       said Shares as dividends to shareholders, and/or
       resell all or part of the said Shares on Bursa
       Securities in accordance with the relevant
       rules of Bursa Securities and/or cancel all
       or part of the said Shares, or in any other
       manner as may be prescribed by all applicable
       laws and/or regulations and guidelines applied
       from time to time by Bursa Securities and/or
       any other relevant authority for the time being
       in force and that the authority to deal with
       the said Shares shall continue to be valid
       until all the said Shares have been dealt with
       by the Directors of the Company; and to take
       all such actions that may be necessary and/or
       desirable to give effect to this resolution
       and in connection therewith to enter into and
       execute on behalf of the Company any instrument,
       agreement and/or arrangement with any person,
       and in all cases with full power to assent
       to any condition, modification, variation and/or
       amendment [if any] as may be imposed by any
       relevant regulatory authority or Bursa Securities
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

11.    Approve that, subject to the passing of Ordinary          Mgmt          For                            For
       Resolution 10 and the approval of the Securities
       Commission ["SC"], Genting Berhad ["Genting"]
       and the persons acting in concert with Genting
       ["PAC"] to be exempted from the obligation
       to undertake a mandatory take-over offer on
       the remaining voting shares in the Company
       not already owned by them under Part II of
       the Malaysian Code on Take-Overs and Mergers,
       1998 ["Code"], which may arise upon the future
       purchase by the Company of its own shares pursuant
       to Ordinary Resolution 10, in conjunction with
       the application submitted by Genting and the
       PACs to the SC under Practice Note 2.9.10 of
       the Code, and authorize the Directors of the
       Company to take all such actions that may be
       necessary and/or desirable to give effect to
       this resolution and in connection therewith
       to enter into and execute on behalf of the
       Company any instrument, agreement and/or arrangement
       with any person, and in all cases with full
       power to assent to any condition, modification,
       variation and/or amendment [if any] as may
       be imposed by any relevant regulatory authority
       and/or to do all such acts and things as the
       Directors may deem fit and expedient in the
       best interest of the Company

       Transact any other business of which due notice           Non-Voting    No vote
       shall have been given

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION
       AND CHANGE IN SEQUENCE OF RESOLUTIONS. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  932833836
--------------------------------------------------------------------------------------------------------------------------
        Security:  761713106
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  RAI
            ISIN:  US7617131062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BETSY S. ATKINS*                                          Mgmt          For                            For
       NANA MENSAH*                                              Mgmt          For                            For
       JOHN J. ZILLMER*                                          Mgmt          For                            For
       LIONEL L. NOWELL, III**                                   Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS          Mgmt          For                            For

03     SHAREHOLDER PROPOSAL ON HUMAN RIGHTS PROTOCOLS            Shr           Against                        For
       FOR THE COMPANY AND ITS SUPPLIERS

04     SHAREHOLDER PROPOSAL ON ENDORSEMENT OF HEALTH             Shr           Against                        For
       CARE PRINCIPLES

05     SHAREHOLDER PROPOSAL ON TWO CIGARETTE APPROACH            Shr           Against                        For
       TO MARKETING




--------------------------------------------------------------------------------------------------------------------------
 SCHINDLER HOLDING AG, HERGISWIL                                                             Agenda Number:  701474998
--------------------------------------------------------------------------------------------------------------------------
        Security:  H7258G209
    Meeting Type:  AGM
    Meeting Date:  26-Mar-2008
          Ticker:
            ISIN:  CH0024638196
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

1.a    Authorization of the financial statements and             Non-Voting    No vote
       consolidation accounting 2007 as well as the
       acceptance of the Auditing Agency and Group
       Auditors reports-Superviosry Board request
       the authorization of the financial report,
       financial statements and consolidation accounting

1.b    Compensation report 2007-Supervisory Board request        Non-Voting    No vote
       to note consenting the compensation report

2.     Appropriation of the 2007 profits as follows:             Non-Voting    No vote
       net profit of reporting year: CHF 874,205,000;
       carried forward from the previous year: CHF
       11,342,509; available for appropriation by
       the general meeting: CHF 885,547,509; dividend
       CHF 1.60 gross per registered share and bearer
       part

3.     Discharge the Members of the Board of Directors           Non-Voting    No vote
       and the Management

4.1.1  Re-election of Prof. Dr. Pius Baschera, Zurich            Non-Voting    No vote
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.2  Re-election of Mr. Luc Bonnard, Hergiswil as              Non-Voting    No vote
       a Member of the Board of Directors for a term
       of office of 3 years

4.1.3  Re-election of Dr. Hubertus von Grunberg, Hannover        Non-Voting    No vote
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.4  Re-election of Mr. Alfred N. Schindler, Hergiswil         Non-Voting    No vote
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.5  Re-election of Dr. Jeno C.A. Staehelin, Hergiswil         Non-Voting    No vote
       as a Member of the Board of Directors for a
       term of office of 3 years

4.1.6  Re-election of Mr. Robert Studer, Schonenberg             Non-Voting    No vote
       as a Member of the Board of Directors for a
       term of office of 3 years

4.2    Re-election of Mr. Alfred N. Schindler, Hergiswil         Non-Voting    No vote
       as the Chairman of the Board of Directors for
       a term of office of 3 years

5.     Appointment of Ernst & Young AG as the Statutory          Non-Voting    No vote
       Auditors and Group Auditors for the FY 2008

6.1    Reduce the share capital of currently CHF 7,356,820,      Non-Voting    No vote
       by way of elimination of 1,117,000 treasury
       registered shares by CHF 111,700 to CHF 7,245,120;
       to confirm, as a result of the report of the
       Auditors, that the claims of the creditors
       are fully covered despite of the reduction

6.2    Reduce the participation capital of currently             Non-Voting    No vote
       CHF 5,093,640, by way of elimination of 1,679,500
       treasury participation certificates by CHF
       167,950 to CHF 4,925,690; to confirm, as a
       result of the report of the Auditors, that
       the claims of the creditors are fully covered
       despite




--------------------------------------------------------------------------------------------------------------------------
 SHERWOOD COPPER CORP                                                                        Agenda Number:  701592556
--------------------------------------------------------------------------------------------------------------------------
        Security:  824377105
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  CA8243771059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Messrs. Stephen P. Quin, D. Bruce Mcleod,         Mgmt          For                            For
       James Crombie, John Gammon, Roy Hudson, Colin
       K. Benner and Lawrence Bell

2.     Appoint Deloitte & Touch LLP as the Auditors              Mgmt          For                            For
       of the Corporation for the ensuing year and
       authorizing the Directors to fix their remuneration

3.     Approve and ratify, subject to regulatory approval,       Mgmt          For                            For
       the Stock Option Plan pursuant to which the
       Directors may, from time to time, authorize
       the issue of options to Directors, Officers,
       Employees and consultants of the Company and
       its subsidiaries to a maximum of 10% of the
       issued and outstanding common shares at the
       time of the grant, with a maximum of 5% of
       the Company's issued and outstanding shares
       being reserved to any 1 person on a yearly
       basis

4.     Amend the Stock Option Plan of the Company,               Mgmt          For                            For
       subject to regulatory approval, as more fully
       described in the information circular




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701339954
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  EGM
    Meeting Date:  21-Aug-2007
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisitions of the HHL-Nomusa Sale           Mgmt          For                            For
       Share, the HHL-NCPM Sale Share and the HHL-NTGPM
       Sale Share [the HHL Acquisition], on the terms
       of and subject to the conditions of the Conditional
       Sale and Purchase Agreement dated 25 JUN 2007
       [the HHL Agreement] between Ace Wonder Limited,
       an indirect wholly-owned subsidiary of the
       Company [the Purchaser], Hopewell Properties
       [B.V.I.] Limited [HPL], Hopewell Holdings Limited
       [HHL] and the Company, pursuant to which the
       Purchaser agreed to acquire and HPL agreed
       to sell and/or procure the sale of the HHL-Nomusa
       Sale Share, the HHL-NCPM Sale Share and the
       HHL-NTGPM Sale Share, and the Company and HHL
       agreed to guarantee the obligations of the
       Purchaser and HPL respectively under the HHL
       Agreement; and authorize the Directors [or
       a duly authorized committee thereof] to take
       all such steps to implement the HHL Agreement
       and the transactions thereunder to execute
       all documents or deeds as they may consider
       necessary or appropriate in relation thereto
       and to make any changes, modifications, amendments,
       waivers, variations or extensions of such terms
       and conditions as they think fit

2.     Approve the acquisitions of the STDM-Fast Shift           Mgmt          For                            For
       Sale Share and the STDM-Fast Shift Loans [the
       STDM Acquisition], on the terms of and subject
       to the conditions of the Conditional Sale and
       Purchase Agreement dated 26 JUN 2007 [the STDM
       Agreement] between the Purchaser, Rapid Success
       Investments Limited [Rapid Success], Sociedade
       de Turismo e Diversoes de Macau, S.A. [STDM]
       and the Company, pursuant to which the Purchaser
       agreed to acquire and Rapid Success agreed
       to sell the STDM-Fast Shift Sale Share and
       the STDM-Fast Shift Loans and the Company and
       STDM agreed to guarantee the obligations of
       the Purchaser and Rapid Success respectively
       under the STDM Agreement; and authorize the
       Directors to take all such steps to implement
       the STDM Agreement and the transactions thereunder
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions as they think
       fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416477
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  EGM
    Meeting Date:  12-Dec-2007
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the STDM Transactions [including without         Mgmt          For                            For
       limitation the Commission, the STDM Ticket
       Purchases and the Discount] pursuant to the
       terms and conditions of the STDM Agency Agreement
       as amended by the SAA Extension, as specified,
       together with the STDM Commissions payable
       by Shun Tak-China Travel Shipping Investments
       Limited ['STCTS'] to Sociedade de Turismo e
       Diversoes de Macau S.A. ['STDM'] during the
       3 FYs ending 31 DEC 2008, 2009 and 2010 shall
       not exceed HKD 26 million, HKD 30.3 million
       and HKD 33.5 million respectively; the STDM
       Ticket Purchases during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       544.5 million, HKD 634.6 million and HKD 701.2
       million respectively; the Discount granted
       by STCTS to STDM during the 3 FYs ending 31
       DEC 2008, 2009 and 2010 shall not exceed HKD
       27.2 million, HKD 31.7 million and HKD 35.1
       million respectively; and authorize the Directors
       [or a duly authorized committee thereof] to
       take all such steps to implement the same and
       to execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions of the STDM Transactions
       as they think fit

2.     Approve, the Fuel Arrangement [including without          Mgmt          For                            For
       limitation the Fuel Arrangement Fee] pursuant
       to the terms and conditions of the Fuel Arrangement
       Agreement as amended by the FAA Extension,
       as specified, together with the Increased Cap
       and the annual cap of Fuel Arrangement Fee
       payable by STCTS to STDM during the FY ending
       31 DEC 2007 be increased to HKD 350 million;
       the Fuel Arrangement Fee payable by STCTS to
       STDM during the 3 FYs ending 31 DEC 2008, 2009
       and 2010 shall not exceed HKD 518.4 million,
       HKD 641.3 million and HKD 802.1 million respectively;
       and authorize the Directors [or a duly authorized
       committee thereof] to take all such steps to
       implement the same and to execute all documents
       or deeds as they may consider necessary or
       appropriate in relation thereto and to make
       any changes, modifications, amendments, waivers,
       variations or extensions of such terms and
       conditions of the Fuel Arrangement as they
       may think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701416489
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  EGM
    Meeting Date:  12-Dec-2007
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisitions of the HHL-Nomusa Sale           Mgmt          For                            For
       Share, the HHL-NCPM Sale Share and the HHL-NTGPM
       Sale Share [as specified] [the 'HHL Acquisition'],
       on the terms of and subject to the conditions
       of the conditional Sale and Purchase Agreement
       dated 25 JUN 2007 between Ace Wonder Limited,
       an indirect wholly-owned subsidiary of the
       Company [the Purchaser], Hopewell Properties
       [B.V.I.] Limited [HPL], Hopewell Holdings Limited
       [HHL] and the Company, as amended and supplemented
       by the supplemental agreement dated 20 AUG
       2007 to extend the long stop date of the HHL
       Acquisition to 28 DEC 2007 [together the HHL
       Agreement, as specified and which were produced
       to the meeting], pursuant to which the Purchaser
       agreed to acquire and HPL agreed to sell and/or
       procure the sale of the HHL-Nomusa Sale Share,
       the HHL-NCPM Sale Share and the HHL-NTGPM Sale
       Share, and the Company and HHL agreed to guarantee
       the obligations of the Purchaser and HPL respectively
       under the HHL Agreement; and authorize the
       Directors [or a duly authorised Committee thereof]
       to take all such steps to implement the HHL
       Agreement and the transactions thereunder to
       execute all documents or deeds as they may
       consider necessary or appropriate in relation
       thereto and to make any changes, modifications,
       amendments, waivers, variations or extensions
       of such terms and conditions as they think
       fit

2.     Approve the acquisitions of the STDM-Fast Shift           Mgmt          For                            For
       Sale Share and the STDM-Fast Shift Loans [as
       specified] [the STDM Acquisition], on the terms
       of and subject to the conditions of the conditional
       Sale and Purchase Agreement dated 26 JUN 2007
       [the STDM Agreement] between the Purchaser,
       Rapid Success Investments Limited [Rapid Success],
       Sociedade de Turismo e Diversoes de Macau,
       S.A. [STDM] and the Company [as specified],
       pursuant to which the Purchaser agreed to acquire
       and Rapid Success agreed to sell the STDM-Fast
       Shift Sale Share and the STDM-Fast Shift Loans
       and the Company and STDM agreed to guarantee
       the obligations of the Purchaser and Rapid
       Success respectively under the STDM Agreement;
       and authorize the Directors [or a duly authorised
       Committee thereof] to take all such steps to
       implement the STDM Agreement and the transactions
       thereunder to execute all documents or deeds
       as they may consider necessary or appropriate
       in relation thereto and to make any changes,
       modifications, amendments, waivers, variations
       or extensions of such terms and conditions
       as they think fit




--------------------------------------------------------------------------------------------------------------------------
 SHUN TAK HLDGS LTD                                                                          Agenda Number:  701560826
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y78567107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  HK0242001243
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the FYE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Dr. Ho Hung Sun, Stanely as a Director           Mgmt          For                            For
       of the Company

3.2    Re-elect Ms. Ho Chiu King, Pansy as a Director            Mgmt          For                            For
       of the Company

3.3    Re-elect Mr. Chan Wai Lun, Anthony as a Director          Mgmt          For                            For
       of the Company

3.4    Re-elect Mr. Ho Hau Chong, Norman as a Director           Mgmt          For                            For
       of the Company

4.     Re-appoint H.C. Watt & Company as the Auditors            Mgmt          For                            For
       and approve to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.I    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       57B of the Companies Ordinance, to allot, issue
       and deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       any rights of subscription or conversion rights
       under any warrants, bonds, debentures, notes
       and other securities which carry rights to
       subscribe for or are convertible into shares
       of the Company; or iii) the exercise of options
       or similar arrangement; or iv) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Companies Ordinance to be held]

6.II   Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       6.I in respect of the share capital of the
       Company referred to in such resolution

7.     Approve, until the shareholders of the Company            Mgmt          For                            For
       in AGM otherwise determines, the Directors'
       fees for the FYE 31 DEC 2008 at HKD 200,000
       be payable for each Independent Non-Executive
       Director and HKD 5,000 for each other Director;
       other Directors' remuneration to be fixed by
       the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701532512
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310113
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0087000532
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare final dividends                                   Mgmt          For                            For

2.a    Re-elect Mr. M. Cubbon as a Director                      Mgmt          For                            For

2.b    Re-elect Mr. Baroness Dunn as a Director                  Mgmt          For                            For

2.c    Re-elect Mr. C. Lee as a Director                         Mgmt          For                            For

2.d    Re-elect Mr. M.C.C. Sze as a Director                     Mgmt          For                            For

2.e    Elect Mr. T.G. Freshwater as a Director                   Mgmt          For                            For

2.f    Elect Mr. M. Leung as a Director                          Mgmt          For                            For

2.g    Elect Mr. A.N. Tyler as a Director                        Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company to make            Mgmt          For                            For
       on-market share repurchase [the Code and Share
       Repurchases] of the Company during the relevant
       period, the aggregate nominal amount of any
       class of the Company's shares which may be
       repurchased pursuant to the this resolutions
       shall not exceed 10% of the aggregate nominal
       amount of shares of that class in issue at
       the date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company; or the expiration of the
       period within which the next AGM of the Company
       is to be held by law]

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       the aggregate nominal amount of shares of any
       class allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       the approval in paragraph (a), otherwise than
       pursuant to i) a rights issue or ii) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares, shall not
       exceed the aggregate of 20 %of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution
       provided that the aggregate nominal amount
       of the shares of any class so allotted [or
       so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5 % of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]




--------------------------------------------------------------------------------------------------------------------------
 SWIRE PAC LTD                                                                               Agenda Number:  701532548
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y83310105
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0019000162
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare the final dividends                               Mgmt          For                            For

2.A    Re-elect Mr. M Cubbon as a Director                       Mgmt          For                            For

2.B    Re-elect Mr. Baroness Dunn as a Director                  Mgmt          For                            For

2.C    Re-elect Mr. C Lee as a Director                          Mgmt          For                            For

2.D    Re-elect Mr. M C C Sze as a Director                      Mgmt          For                            For

2.E    Re-elect Mr. T G Freshwater as a Director                 Mgmt          For                            For

2.F    Re-elect Mr. M Leung as a Director                        Mgmt          For                            For

2.G    Re-elect Mr. A N Tyler as a Director                      Mgmt          For                            For

3.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period to make on-market share
       repurchases [within the meaning of the code
       on share repurchases] up to 10 % of the aggregate
       nominal amount of the shares of that class
       in issue at the date of passing this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share of any class so
       allotted [or so agreed conditionally or unconditionally
       to be allotted] pursuant to this Resolution
       wholly for cash shall not exceed 5% of the
       aggregate nominal amount of the shares of that
       class in issue at the date of passing this
       Resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]




--------------------------------------------------------------------------------------------------------------------------
 THE SWATCH GROUP AG, NEUENBURG                                                              Agenda Number:  701553794
--------------------------------------------------------------------------------------------------------------------------
        Security:  H83949141
    Meeting Type:  AGM
    Meeting Date:  21-May-2008
          Ticker:
            ISIN:  CH0012255151
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.1    Receive the 2007 annual report of the Board               Mgmt          For                            For
       of Directors

1.2    Receive the 2007 financial statements [balance            Mgmt          For                            For
       sheet, income statement and notes] and 2007
       consolidated financial statements

1.3    Receive the Statutory Auditors' report                    Mgmt          For                            For

1.4    Approve the reports and the financial statements          Mgmt          For                            For

2.     Grant discharge to the Board of Directors                 Mgmt          For                            For

3.     Approve the appropriation of the net income               Mgmt          For                            For

4.     Approve the nomination of the Statutory Auditors          Mgmt          For                            For

5.     Approve to reduce the share capital [adaptation           Mgmt          For                            For
       of Article 4 of the Statutes]




--------------------------------------------------------------------------------------------------------------------------
 THE WASHINGTON POST COMPANY                                                                 Agenda Number:  932838216
--------------------------------------------------------------------------------------------------------------------------
        Security:  939640108
    Meeting Type:  Annual
    Meeting Date:  08-May-2008
          Ticker:  WPO
            ISIN:  US9396401088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHRISTOPHER C. DAVIS                                      Mgmt          For                            For
       JOHN L. DOTSON JR.                                        Mgmt          For                            For
       RONALD L. OLSON                                           Mgmt          For                            For

02     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          For                            For
       COME BEFORE SAID MEETING OR ANY ADJOURNMENT
       THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 UTS ENERGY CORP                                                                             Agenda Number:  701556853
--------------------------------------------------------------------------------------------------------------------------
        Security:  903396109
    Meeting Type:  MIX
    Meeting Date:  14-May-2008
          Ticker:
            ISIN:  CA9033961090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          For                            For

2.     Appoint KPMG LLP, Chartered Accountants as the            Mgmt          For                            For
       Auditors of the Corporation at such remuneration
       as may be approved by the Directors of the
       Company

3.     Amend the Shareholder Rights Plan of the Company,         Mgmt          Against                        Against
       as specified




--------------------------------------------------------------------------------------------------------------------------
 WYNN RESORTS, LIMITED                                                                       Agenda Number:  932835715
--------------------------------------------------------------------------------------------------------------------------
        Security:  983134107
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  WYNN
            ISIN:  US9831341071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KAZUO OKADA                                               Mgmt          For                            For
       ROBERT J. MILLER                                          Mgmt          For                            For
       ALLAN ZEMAN                                               Mgmt          For                            For

02     TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE          Mgmt          For                            For
       GOALS IN THE WYNN RESORTS, LIMITED 2002 STOCK
       INCENTIVE PLAN UNDER SECTION 162(M) OF THE
       INTERNAL REVENUE CODE.

03     THE AUDIT COMMITTEE'S APPOINTMENT OF ERNST &              Mgmt          For                            For
       YOUNG, LLP AS THE INDEPENDENT AUDITORS FOR
       THE COMPANY AND ALL OF ITS SUBSIDIARIES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wintergreen Fund, Inc.
By (Signature)       /s/ Simon D. Collier
Name                 Simon D. Collier
Title                President
Date                 08/28/2008